Income Taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Taxes
Note 13. Income Taxes
As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

i)  Consolidated income tax matters
The composition of income tax expense for the years ended December 31, 2021, 2022 and 2023 is as follows:

	2021		2022		2023
Income Tax attributable to a continuing operation
In Mexico:
Current year income tax	Ps.	24,355,240	Ps.	29,865,043	Ps.	32,327,958
Deferred income tax		(5,079,397)		3,454,279		(6,706,412)
Foreign:
Current year income tax		23,397,577		17,634,494		16,026,324
Deferred income tax		(9,955,943)		(4,909,727)		(7,103,867)

Total income tax	Ps.	32,717,477	Ps.	46,044,089	Ps.	34,544,003

Income Tax attributable to a discontinued operation
Income tax discontinued operations in Mexico		26,294,422		—		—
Income tax discontinued operations abroad (1)		7,144,249		1,805,500		—

(1)	Includes effects related to the sale of Panama and the ClaroVTR joint venture. See Note 2Ac.
Deferred tax benefit (expense) related t
o items r
ecognized in OCI during the year:

	For the years ended December 31,
	2021		2022		2023
Remeasurement of defined benefit plans	Ps.	(4,760,089)	Ps.	2,651,922	Ps.	(975,061)
Equity investments at fair value		583,892		8,364,109		2,836,366
Other		—		(30,336)		—

Deferred tax benefit recognized in OCI	Ps.	(4,176,197)		Ps10,985,695	Ps.	1,861,305

In addition, deferred tax of Ps. 308,551 and Ps. 902,508 was transferred in 2023 and 2022, respectively, from revaluation surplus to retained earnings. This relates to the difference between the actual depreciation and equivalent depreciation based on cost.

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2021		2022	2023
Statutory income tax rate in Mexico	30.0%		30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.8%		7.2%	2.1%
Derivatives	(0.9%)		(0.2)%	0.3%
Employee benefits	2.6%		2.0%	1.5%
Other	(2.9%)		2.2%	4.8%

Effective tax rate on Mexican operations	36.6%		41.2%	38.7%
Tax recoveries and NOL’s in Brazil	(10.6%)		(2.2)%	(3.5)%
Dividends received from associates equity	(0.7)%		(0.1)%	—
Foreign subsidiarie s and other non-deductible items, net	8.7	% (1)	(2.6)%	(2.2)%
Tax rates differences	(2.8)%		(2.0)%	(3.1)%

Effective tax rate from continuing operations	31.2%		34.3%	29.9%

Effective tax rate from discontinued operations	(16.4)%		(21.2)%	—

(1)	Includes discontinued operations effects of TracFone and Claro Chile
The breakdown of net deferred tax assets is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2022		2023		2021		2022		2023
Provisions	Ps.	18,813,454	Ps.	29,562,781	Ps.	1,812,523	Ps.	1,759,784	Ps.	15,065,996
Deferred revenues		8,153,287		8,691,188		2,202,413		(688,767)		1,767
Tax losses carry forward		33,314,653		36,970,123		5,571,115		1,202,546		8,575,209
Property, plant and equipment (1)		(18,840,025)		(8,699,418)		8,016,244		1,696,734		2,157,776
Inventories		405,489		1,054,611		852,888		253,932		669,382
Licenses and rights of use (1)		(2,630,583)		(2,621,672)		480,502		229,244		141,060
Employee benefits		36,662,123		34,663,794		(354,802)		(6,148,504)		(3,224,333)
Other		22,537,353		16,993,113		(3,545,542)		3,150,479		(9,576,577)

Net deferred tax assets	Ps.	98,415,751	Ps.	116,614,520

Deferred tax benefit in net profit for the year					Ps.	15,035,341	Ps.	1,455,448	Ps.	13,810,280
Deferred tax from discontinued operations						4,731,603		1,808,298		—

(1)	As of December 31, 2022 and 2023, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Reconciliation of deferred tax assets and liabilities, net:

	2022		2023
Opening balance as of January 1,	Ps.	77,822,839	Ps.	98,415,751
Deferred tax benefit		1,455,448		13,810,280
Translation effect		(1,644,500)		3,202,557
Deferred tax benefit recognized in OCI		10,985,695		1,861,305
Deferred taxes acquired in business combinations		(11,571)		(529,191)
Hyperinflationary effect in Argentina		(942,751)		(146,182)
Disposals (Note 2Ac)		(3,856,459)		—
Spin-off		14,607,050		—
Related discontinued operation		—		—

Closing balance as of December 31,	Ps.	98,415,751	Ps.	116,614,520

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	128,717,811	Ps.	137,883,622
Deferred income tax liabilities		(30,302,060)		(21,269,102)

	Ps.	98,415,751	Ps.	116,614,520

The deferred tax assets are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.
The Company does not recognize a deferred tax liability related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico. The temporary differences associated with investments in the Group’s subsidiaries, associates and joint venture, for which a deferred tax liability has not been recognized in the periods presented, aggregate to Ps 187,830,823 and Ps. 167,222,681 as of December 31, 2022 and 2023, respectively.
At December 31, 2022 and 2023, the balance of the contributed capital account (“CUCA”) is Ps. 654,631,901 and Ps. 680,304,268 respectively. Effectively, on January 1, 2014, the
Cuenta de Utilidad Fiscal Neta
(“CUFIN”) is computed on an América Móvil’s stand-alone basis. The balance of the América Móvil’s stand-alone basis CUFIN amounted to Ps. 533,076,863 and Ps. 568,085,361 as of December 31, 2022 and 2023, respectively.
During 2021, America Móvil sold 100% of its participation in Tracfone Wireless, Inc (Tracfone), virtual operator of the most important mobile prepaid services in USA to Verizon Communications Inc. (“Verizon”), tax profit of this transaction was Ps. 93,968,555.
ii) Significant foreign income tax matters
a)
Results of operations
The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.
The effective income tax rate for the Company’s foreign jurisdictions was 19.3% in 2021, 17.4% in 2022 and 13.9% in 2023. The statutory tax rates in these jurisdictions vary, although many approximate 10% to 35%. The primary difference between the statutory rates and the effective rates in 2021, 2022 and 2023 was attributable to dividends received from KPN, other non-deductible items, non-taxable income and tax recoveries in Brazil and registry of benefits related to tax losses credits in Brazil.
a.1
) In 2021, The Brazilian Federal Supreme Court’s (STF) ruled in favor of a third party’ thesis related to the unconstitutionality of incidence of the IRPJ (Income Tax in Brazil) and CSLL (Social Contribution over Net Profit in Brazil) on the amounts corresponding to the SELIC (Special settlement and custody system) rate received for repetition of the tax that should not be applicable, such thesis being similar to the thesis filed by subsidiaries of the Company in Brazil.
Given the more likely than not position of success of this lawsuit as consequence of the decision, with general repercussion, of the STF, Brazil updated its analysis, support documentation and forecast and recorded Ps. 2,647,919 (R$703,761) of which Ps. 2,076,594 (R$551,915) represent an excess on deferred IRPJ and CSLL and Ps. 571,325 (R$151,846) represent an excess on current IRPJ and CSLL. The subsidiaries are waiting for the necessary procedural steps to continue, to start the compensation of such amounts.
a.2)
In 2020, Claro S.A. began to use the tax benefit related to the ICMS Grant on TV based on Complementary Law 160/2017 and art. 30 of Law 12,973, as well as in recent interpretations on the subject, investment grants are not computed in determining actual profit in the amount of Ps. 1,721,453 (R$411,436). In 2021 the tax benefit was Ps.1,431,164 (R$380,373). In 2022 the tax benefit was Ps. Ps.1,163,081 (R$297,880) and 2023 Ps. 399,679 (R$114,539).
a.3)
With the change of government, Argentina initiates a process of tax revenues adjustment trying to achieve tax balance. In the medium term, a stage is expected where the entire tax system is restated to achieve a reduction in taxes that attracts investments and generates employment opportunities.
Among the measures adopted macroeconomically, are the following:

•
The Central Bank has made access to the free exchange market for goods and services imports more flexible, eliminating bureaucratic and administrative obstacles which obstructed access to foreign currency. This is the reason for the establishment of differentiated payment terms, according to the nature of the imported goods and services.

•
The implementation of a new tax amnesty is under analysis, which will include both business subjects and individuals, and a regularization for the payment of tax, customs, and social security debts accrued as of December 31, 2023, releasing interest and penalties.

iii)  Tax losses
a) At December 31, 2023, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2023		Tax-effected loss carryforward benefit
Brazil	Ps.	74,392,065	Ps.	25,293,302
Mexico		25,515,213		7,654,564
Argentina		10,750,889		3,762,811
Others		864,821		259,446

Total	Ps.	111,522,988	Ps.	36,970,123

b)
The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:
bi)
The Company has accumulated Ps. 74,392,065 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2023. In Brazil, there is no expiration of the NOL’s. The NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year.
The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire.
bii)
The Company has accumulated Ps. 25,515,213 in tax losses in Mexico. The company estimates that there is positive evidence that allows it to use these losses, these losses should be reduced to the extent that it is considered likely that there will not be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.
biii)
The Company has accumulated Ps. 10,750,889 in NOL’s in Argentina as of December 31, 2023. In Argentina, the NOL´s have a 5-year expiration, but their annual use is limited to 100% of the taxable income for the year. The company estimates that there is positive evidence that permits it to utilize these losses, they should be reduced to the extent that it is probable that there will not be sufficient taxable income to allow them to be recovered in whole or in part.
iv)  Optional regime
The Mexican Tax Law establishes an optional regime for group companies called: Optional Regime for Groups of Companies. For these purposes, the integrating (controlling) company must own more than 80% of the shares with voting rights of the integrated (controlled) companies. In general terms, the Integration regime allowed deferral, for each of the companies that make up the group, and for up to three years, or sooner if certain assumptions are made, the whole of the income tax that results from considering the determination of the individual income tax to its charge is the effect derived from recognizing, indirectly, the tax losses incurred by the companies in the group for the year in question.
On December 19, 2019, the integrating company submitted to the Mexican tax authorities, the notice to end to belong under the Optional Regime for Groups of Companies, which implied a payment made in January 2020 related to the deferred income tax for the years 2016-2018. From the year 2020, the group is taxable under the General Regime for Legal Persons.
v) Limiting interest deductions
The Mexican Tax Law establishes since 2020 new rules related to the limit on interest deductions, in concordance with the action 4 of BEPS project issued by the OECD, from which Mexico is member.
In general terms, each Mexican companies should calculate an adjusted Tax EBITDA, whose amount times the corporate income tax, will be the interest limit allowed to be deducted in each tax year. It is important to mention that the amount that was not deductible could be carryforward in the following ten years.
vi) Revaluation of telecommunications towers
Deferred taxes related to the revaluation of the passive infrastructure of the telecommunications towers have been calculated at the tax rate of the jurisdiction in which the subsidiaries are located.